Accounts Receivable (Changes In Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Provision for doubtful accounts from continuing operations	$ 0.2	$ 2.0	$ 2.5
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of the year	(4.8)	(4.1)	(5.9)
Accounts written off	0.4	1.0	4.1
Currency translation and other adjustments	0.3	0.3	0.2
Balance at end of year	$ (4.3)	$ (4.8)	$ (4.1)